Summary Of Significant Accounting Policies (Policy)	12 Months Ended
Dec. 31, 2020
Summary Of Significant Accounting Policies [Abstract]
Nature Of Operations And Principles Of Consolidation

Nature of Operations and Principles of Consolidation:

The consolidated financial statements include CF Bankshares, Inc. (the “Holding Company”) and its wholly-owned subsidiary, CFBank, National Association (“CFBank”).  On December 1, 2016, CFBank converted from a federal savings institution to a national bank.  Prior to December 1, 2016, the Holding Company was a registered savings and loan holding company.  Effective as of December 1, 2016 and in conjunction with the conversion of CFBank to a national bank, the Holding Company became a registered bank holding company and elected financial holding status with the FRB.  Effective as of July 27, 2020, the Company changed its name from Central Federal Corporation to CF Bankshares Inc.  The Holding Company and CFBank are sometimes collectively referred to herein as the “Company”.  Intercompany transactions and balances are eliminated in consolidation.

CFBank provides financial services through its six full-service banking offices in Worthington, Fairlawn, Glendale, Blue Ash, Calcutta, and Wellsville, Ohio, and through its loan production office in Columbus, Ohio and its agency office in Woodmere, Ohio.  Its primary deposit products are commercial and retail checking, savings, money market and term certificate accounts. Its primary lending products are commercial and commercial real estate, residential mortgages and installment loans.  There are no significant concentrations of loans to any one industry or customer segment.  However, our customers’ ability to repay their loans is dependent on general economic conditions and the real estate values in their geographic areas.

Use Of Estimates

Use of Estimates:  To prepare financial statements in conformity with U.S. generally accepted accounting principles (GAAP), management makes estimates and assumptions based on available information. These estimates and assumptions affect the amounts reported in the financial statements and the disclosures provided, and actual results could differ. The allowance for loan and lease losses (ALLL), deferred tax assets and fair values of financial instruments are particularly subject to change.

Cash Flows

Cash Flows:  Cash and cash equivalents include cash, deposits with other financial institutions with maturities fewer than 90 days and federal funds sold.  Net cash flows are reported for customer loan and deposit transactions, interest-bearing deposits in other financial institutions and borrowings with original maturities under 90 days.

Cash In Excess Of FDIC Limits

Cash in Excess of FDIC Limits:  At December 31, 2020, the Company’s cash accounts exceeded federally insured limits by approximately $215.7 million.  Approximately $203.0 million of that amount was held by either the Federal Reserve Bank or the Federal Home Loan Bank of Cincinnati, which is not federally insured.

Interest-Bearing Deposits In Other Financial Institution

Interest-Bearing Deposits in Other Financial Institution:  Interest-bearing deposits in other financial institutions mature in April, 2022 and are carried at cost.  As of December 31, 2020 and December 31, 2019, there was $100 in an interest-bearing deposit in other financial institutions.

Securities

Securities:  Debt securities are classified as available for sale when they might be sold before maturity.  Securities available for sale are carried at fair value, with unrealized holding gains and losses reported in other comprehensive income.

Interest income includes amortization of purchase premium or accretion of discount.  Premiums and discounts on securities are amortized or accreted on the level-yield method, except for mortgage-backed securities and collateralized mortgage obligations where prepayments are anticipated based on industry payment trends.  Gains and losses on sales are recorded on the trade date and determined using the specific identification method.

Management evaluates securities for other-than-temporary impairment (OTTI) at least on a quarterly basis, and more frequently when economic or market conditions warrant such an evaluation.  For securities in an unrealized loss position, management considers the extent and duration of the unrealized loss and the financial condition and near-term prospects of the issuer.  Management also assesses whether it intends to sell, or will more likely than not be required to sell, a security in an unrealized loss position before recovery of its amortized cost basis. If either of the criteria regarding intent or requirement to sell is met, the entire difference between amortized cost and fair value is recognized as impairment through earnings.  For debt securities that do not meet the aforementioned criteria, the amount of impairment is split into two components as follows: 1) OTTI related to credit loss, which must be recognized in the income statement and 2) OTTI related to other factors, which is recognized in other comprehensive income.  The credit loss is defined as the difference between the present value of the cash flows expected to be collected and the amortized cost basis. For equity securities, the entire amount of impairment is recognized through earnings.

Equity Securities

Equity Securities:  Equity securities without a readily determinable fair value are held at cost minus impairment, if any, plus or minus changes resulting from observable price changes in orderly transactions for the identical or a similar investment of the same issuer.  For equity securities measured under the practicability exception under Accounting Standards Update (“ASU”) 2016-01, the Company performs a qualitative assessment for equity securities without readily determinable fair values considering impairment indicators to evaluate whether an impairment exists.  If an impairment exists, the Company will recognize a loss based on the difference between carrying value and fair value.

Loans Held For Sale

Loans Held for Sale:  Mortgage loans originated and intended for sale in the secondary market are carried at fair value, as determined by outstanding commitments from investors. Mortgage loans held for sale are generally sold with servicing rights released.  The carrying value of mortgage loans sold is reduced by the amount allocated to the servicing rights when mortgage loans held for sale are sold with servicing rights retained.  Loans originated as construction loans, that were subsequently transferred to held for sale, are carried at the lower of cost or market.  Gains and losses on sales of mortgage loans are based on the difference between the selling price and the carrying value of the related loan sold.

Loans And Leases

Loans and Leases:  Loans and leases that management has the intent and ability to hold for the foreseeable future or until maturity or payoff are reported at the principal balance outstanding, adjusted for purchase premiums and discounts, deferred loan fees and costs and an allowance for loan and lease losses (ALLL).  Interest income is accrued on the unpaid principal balance.  Loan origination fees, net of certain direct origination costs, are deferred and recognized in interest income using the level yield method without anticipating prepayments.

The accrual of interest income on all classes of loans, except other consumer loans, is discontinued and the loan is placed on nonaccrual status at the time the loan is 90 days delinquent unless the loan is well-secured and in process of collection.  Other consumer loans are typically charged off no later than 90 days past due.  Past due status is based on the contractual terms of the loan for all classes of loans.  In all cases, loans are placed on nonaccrual or charged-off at an earlier date if collection of principal or interest is considered doubtful.  Nonaccrual loans and loans past due 90 days still on accrual include both smaller balance homogeneous loans that are collectively evaluated for impairment and individually classified impaired loans.  Commercial, multi-family residential real estate loans and commercial real estate loans placed on nonaccrual status are individually classified as impaired loans.

All interest accrued but not received for each loan placed on nonaccrual is reversed against interest income in the period in which it is placed in a nonaccrual status.  Interest received on such loans is accounted for on the cash-basis or cost recovery method, until qualifying for return to accrual status.  Loans are considered for return to accrual status provided all the principal and interest amounts that are contractually due are brought current, there is a current and well documented credit analysis, there is reasonable assurance of repayment of principal and interest, and the customer has demonstrated sustained, amortizing payment performance of at least six months.

Concentration Of Credit Risk

Concentration of Credit Risk:  Most of the Company’s primary business activity is with customers located within the Ohio counties of Franklin, Hamilton, Cuyahoga, Summit, Columbiana and contiguous counties.  Therefore, the Company’s exposure to credit risk can be affected by changes in the economies within these counties.  Although these counties are the Company’s primary market area for loans, the Company originates residential and commercial real estate loans throughout the United States.

Allowance For Loan And Lease Losses (ALLL)

Allowance for Loan and Lease Losses (ALLL):  The ALLL is a valuation allowance for probable incurred credit losses.  Loan losses are charged against the allowance when management believes the uncollectibility of a loan balance is confirmed.  Subsequent recoveries, if any, are credited to the allowance.  Management estimates the allowance balance required using past loan loss experience, the nature and volume of the portfolio, information about specific borrower situations and estimated collateral values, economic conditions, and other factors.  Allocations of the allowance may be made for specific loans, but the entire allowance is available for any loan that, in management’s judgment, should be charged off.

The allowance consists of specific and general components.  The specific component relates to loans that are individually classified as impaired. A loan is impaired when, based on current information and events, it is probable that CFBank will be unable to collect all amounts due according to the contractual terms of the loan agreement.  Loans within any loan class for which the terms have been modified resulting in a concession, and for which the borrower is experiencing financial difficulties, are considered troubled debt restructurings (TDRs) and classified as impaired.

Factors considered by management in determining impairment for all loan classes include payment status, collateral value, and the probability of collecting scheduled principal and interest payments when due. Loans that experience insignificant payment delays and payment shortfalls generally are not classified as impaired.  Management determines the significance of payment delays and payment shortfalls on a case-by-case basis, taking into consideration all of the circumstances surrounding the loan and the borrower, including the length of the delay, the reasons for the delay, the borrower’s prior payment record and the amount of the shortfall in relation to the principal and interest owed.

All substandard loans within the commercial, multi-family residential, commercial real estate and construction segments are individually evaluated for impairment when they are 90 days past due, or earlier than 90 days past due if information regarding the payment capacity of the borrower indicates that payment in full according to the loan terms is doubtful.  If a loan is impaired, a portion of the allowance is allocated so that the loan is reported, net, at the present value of estimated future cash flows using the loan’s existing rate, or at the fair value of collateral, less costs to sell, if repayment is expected solely from the collateral.  Large groups of smaller balance homogeneous loans, such as consumer and single-family residential real estate loans, are collectively evaluated for impairment, and accordingly, they are not separately identified for impairment disclosures.

TDRs of all classes of loans are separately identified for impairment disclosures and are measured at the present value of estimated future cash flows using each loan’s effective rate at inception.  If a TDR is considered to be a collateral dependent loan, the loan is reported, net, at the fair value of the collateral. If the payment of the loan is dependent on the sale of the collateral, then costs to liquidate the collateral are included when determining the impairment.  For TDRs that subsequently default, the amount of reserve is determined in accordance with the accounting policy for the ALLL.

Interest income on all classes of impaired loans that are on nonaccrual status is recognized in accordance with the accounting policy for nonaccrual loans.  Cash receipts on all classes of impaired loans that are on nonaccrual status are generally applied to the principal balance outstanding.  Interest income on all classes of impaired loans that are not on nonaccrual status is recognized on the accrual method. TDRs may be classified as accruing if the borrower has been current for a period of at least six months with respect to loan payments and management expects that the borrower will be able to continue to make payments in accordance with the terms of the restructured note.

The general reserve component covers non-impaired loans of all classes and is based on historical loss experience adjusted for current factors.  The historical loss experience is determined by loan class and is based on the actual loss history experienced by the Company over a three-year period.  The general component is calculated based on CFBank’s loan balances and actual three-year historical loss rates.  For loans with little or no actual loss experience, industry estimates are used based on loan segment. This loss experience is supplemented with other economic and judgmental factors based on the risks present for each loan class.  These economic and judgmental factors include consideration of the following:  levels of and trends in delinquencies and impaired loans; levels of and trends in charge-offs and recoveries; trends in volume and terms of loans; effects of any changes in risk selection and underwriting standards; other changes in lending policies, procedures, and practices; experience, ability, and depth of lending management and other relevant staff; national and local economic trends and conditions; industry conditions; and effects of changes in credit concentrations.

The following portfolio segments have been identified:  commercial loans; single-family residential real estate loans; multi-family residential real estate loans; commercial real estate loans; construction loans; home equity lines of credit; and other consumer loans. A description of each segment of the loan portfolio, along with the risk characteristics of each segment, is included below.

Commercial loans:  Commercial loans and direct financing leases include loans and leases to businesses generally located within our primary market area. Those loans and leases are typically secured by business equipment, inventory, accounts receivable and other business assets.  In underwriting commercial loans, we consider the net operating income of the borrower, the debt service ratio and the financial strength, expertise and credit history of the business owners and/or guarantors.  Because payments on commercial loans are dependent on successful operation of the business enterprise, repayment of such loans may be subject to a greater extent to adverse conditions in the economy.  We seek to mitigate these risks through underwriting policies which require such loans to be qualified at origination on the basis of the borrower’s financial performance and the financial strength of the business owners and/or guarantors.

Single-family residential real estate loans:  Single-family residential real estate loans include permanent conventional mortgage loans secured by single-family residences that we originate for portfolio and purchased loans located primarily within our primary market area. Credit approval for single-family residential real estate loans requires demonstration of sufficient income to repay the principal and interest and the real estate taxes and insurance, stability of employment and an established credit record.  Our policy is to originate quality loans that are evaluated for risk based on the borrower’s ability to repay the loan.  Collateral positions are established by obtaining independent appraisal opinions.  Mortgage insurance is generally required when the LTV exceeds 80%.

Multi-family residential real estate loans:  Multi-family residential real estate loans include loans secured by apartment buildings, condominiums and multi-family residential houses generally located within our primary market area. Underwriting policies provide that multi-family residential real estate loans generally may be made in amounts up to 85% of the lower of the appraised value or purchase price of the property.  In underwriting multi-family residential real estate loans, we consider the appraised value and net operating income of the property, the debt service ratio and the property owner’s and/or guarantor’s financial strength, expertise and credit history. We offer both fixed-rate and adjustable-rate loans. Fixed-rate loans are generally limited to three to five years, at which time they convert to adjustable-rate loans. Because payments on loans secured by multi-family residential properties are dependent on successful operation or management of the properties, repayment of multi-family residential real estate loans may be subject to a greater extent to adverse conditions in the real estate market or the economy.  Adjustable-rate multi-family residential real estate loans generally pose credit risks not inherent in fixed-rate loans, primarily because as interest rates rise, the borrowers’ payments rise, increasing the potential for default. Additionally, adjustable-rate multi-family residential real estate loans generally do not contain periodic and lifetime caps on interest rate changes.  We seek to minimize the additional risk presented by adjustable-rate multi-family residential real estate loans through underwriting criteria that require such loans to be qualified at origination with sufficient debt coverage ratios under increasing interest rate scenarios.

Commercial real estate loans:  Commercial real estate loans include loans secured by owner occupied and non-owner occupied properties used for business purposes, such as manufacturing facilities, office buildings or retail facilities generally located within our primary market area.  Underwriting policies provide that commercial real estate loans may be made in amounts up to 85% of the lower of the appraised value or purchase price of the property. In underwriting commercial real estate loans, we consider the appraised value and net operating income of the property, the debt service ratio and the property owner’s and/or guarantor’s financial strength, expertise and credit history. We offer both fixed and adjustable-rate loans. Fixed-rate loans are generally limited to three to five years, at which time they convert to adjustable-rate loans. Because payments on loans secured by commercial real estate properties are dependent on successful operation or management of the properties, repayment of commercial real estate loans may be subject to a greater extent to adverse conditions in the real estate market or the economy.  Adjustable-rate commercial real estate loans generally pose credit risks not inherent in fixed-rate loans, primarily because as interest rates rise, the borrowers’ payments rise, increasing the potential for default. Additionally, adjustable-rate commercial real estate loans generally do not contain periodic and lifetime caps on interest rate changes.  We seek to minimize the additional risk presented by adjustable-rate commercial real estate loans through underwriting criteria that require such loans to be qualified at origination with sufficient debt coverage ratios under increasing interest rate scenarios.

Construction loans:  Construction loans include loans to finance the construction of residential and commercial properties generally located within our primary market area. Construction loans are fixed-rate or adjustable-rate loans which may convert to permanent loans with maturities of up to 30 years.  Our policies provide that construction loans may generally be made in amounts up to 80% of the appraised value of the property, and an independent appraisal of the property is required.  Loan proceeds are disbursed in increments as construction progresses and as inspections warrant, and regular inspections are required to monitor the progress of construction.  In underwriting construction loans, we consider the property owner’s and/or guarantor’s financial strength, expertise and credit history. Construction financing is considered to involve a higher degree of credit risk than long-term financing on improved, owner occupied real estate.  Risk of loss on a construction loan is dependent largely upon the accuracy of the initial estimate of the property’s value at completion of construction or development compared to the estimated cost (including interest) of construction.  If the estimate of value proves to be inaccurate, we may be confronted with a project, when completed, having a value which is insufficient to assure full repayment.  We attempt to reduce such risks on construction loans through inspections of construction progress on the property and by requiring personal guarantees and reviewing current personal financial statements and tax returns, as well as other projects of the developer.

Home equity lines of credit:  Home equity lines of credit include both loans we originate for portfolio and purchased loans.  We originate home equity lines of credit to customers generally within our primary market area.  Home equity lines of credit are variable rate loans and the interest rate adjusts monthly at various margins to the prime rate of interest as disclosed in The Wall Street Journal. The margin is based on certain factors including the loan balance, value of collateral, election of auto-payment, and the borrower’s FICO® score.  The amount of the line is based on the borrower’s credit, income and equity in the home.  When combined with the balance of the prior mortgage liens, these lines generally may not exceed 89.9% of the appraised value of the property at the time of the loan commitment.  The lines are secured by a subordinate lien on the underlying real estate and are, therefore, vulnerable to declines in property values in the geographic areas where the properties are located.  Credit approval for home equity lines of credit requires income sufficient to repay principal and interest due, stability of employment, an established credit record and sufficient collateral.  Collectability of home equity lines of credit are dependent on the borrower's continuing financial stability, and thus are more likely to be affected by adverse personal circumstances.  We continue to monitor collateral values and borrower FICO® scores on both purchased and portfolio loans and, when the situation warrants, have frozen the lines of credit.

Other consumer loans:  Other consumer loans include closed-end home equity, home improvement, auto, credit card loans and any purchased loans to consumers generally located within our primary market area.  Credit approval for other consumer loans requires income sufficient to repay principal and interest due, stability of employment, an established credit record and sufficient collateral for secured loans.  Consumer loans typically have shorter terms and lower balances with higher yields as compared to real estate mortgage loans, but generally carry higher risks of default. Consumer loan collections are dependent on the borrower's continuing financial stability, and thus are more likely to be affected by adverse personal circumstances.

CFBank’s charge-off policy for commercial loans, single-family residential real estate loans, multi-family residential real estate loans, commercial real estate loans, construction loans and home equity lines of credit requires management to record a specific reserve or charge-off as soon as it is apparent that the borrower is troubled and there is, or likely will be, a collateral shortfall related to the estimated value of the collateral securing the loan.  Other consumer loans are typically charged off no later than 90 days past due.

Transfers Of Financial Assets

Transfers of Financial Assets:  Transfers of financial assets are accounted for as sales when control over the assets has been relinquished.  Control over transferred assets is deemed to be surrendered when the assets have been isolated from the Company, the transferee obtains the right (free of conditions that constrain it from taking advantage of that right) to pledge or exchange the transferred assets, and the Company does not maintain effective control over the transferred assets through an agreement to repurchase them before their maturity.

Foreclosed Assets

Foreclosed Assets:  Assets acquired through or instead of loan foreclosure are initially recorded at fair value less costs to sell when acquired, establishing a new cost basis.  These assets are subsequently accounted for at lower of cost or fair value less estimated costs to sell.  If fair value declines subsequent to foreclosure, an adjustment is recorded through expense.  Operating costs after acquisition are expensed.

Low Income Housing Tax Credits (LIHTC)

Low Income Housing Tax Credits (LIHTC):  The Company has invested in low income housing tax credits through funds that assist corporations in investing in limited partnerships and limited liability companies that own, develop and operate low income residential rental properties for purposes of qualifying for the Housing Tax credit. These investments are accounted for under the proportional amortization method which recognizes the amortization of the investment in proportion to the tax credit and other tax benefits received.

Historic Tax Credits

Historic Tax Credits:    In June 2019, the Company made an equity investment as a non-managing member in an entity that is expected to receive historic tax credits (HTC) pursuant to Section 47 of the Internal Revenue Code.  The Company expects to receive a return through the realization of federal income tax credits, as well as other tax benefits, such as tax deductions from net operating losses of the investment over a period of time.  The HTC investment is accounted for under the equity method of accounting and is included in accrued interest receivable and other assets on the consolidated balance sheets.  The Company’s recorded investment in this entity was $0 at December 31, 2020 and $894 at December 31, 2019.  The maximum exposure to loss related to these investments was $0 at December 31, 2020, representing the Company’s investment balance.

Joint Ventures

Joint Ventures:  The Holding Company has contributed funds into a series of joint ventures (equity stake) for the purpose of allocating excess liquidity into higher earning assets while diversifying its revenue sources.  The joint ventures are engaged in shorter term operating activities related to single family real estate developments.  Income is recognized based on a rate of return on the outstanding investment balance.  As units are sold, the Holding Company receives an additional incentive payment, which is recognized as income. Under ASU 2016-15, the Company has elected the nature of distribution approach to recognize returns from equity method investments.  Returns on investment are classified as cash flows from operating activities and returns of investment are classified as investing activities. The balance outstanding in joint ventures at December 31, 2020 and December 31, 2019 was $1,406 and $1,000, respectively.  Income recognized on the joint ventures was $173 and $57, respectively, for 2020 and 2019.

Premises And Equipment

Premises and Equipment:  Land is carried at cost.  Premises and equipment are stated at cost less accumulated depreciation.  Buildings and related components are depreciated using the straight‑line method with useful lives ranging from 3 to 40 years.  Furniture, fixtures and equipment are depreciated using the straight‑line method with useful lives ranging from 2 to 25 years. Leasehold improvements are depreciated straight-line over the shorter of the useful life or the lease term.

Federal Home Loan Bank (FHLB) Stock

Federal Home Loan Bank (FHLB) stock:  CFBank is a member of the FHLB system.  Members are required to own a certain amount of FHLB stock based on the level of borrowings and other factors, and may invest in additional amounts.  FHLB stock is carried at cost, classified as a restricted security, and periodically evaluated for impairment based on ultimate recovery of par value.  Both cash and stock dividends are reported as income.

Federal Reserve Bank (FRB) Stock

Federal Reserve Bank (FRB) stock:  CFBank is a member of the FRB system and is required to own a certain amount of stock.  FRB stock is carried at cost, classified as a restricted security, and periodically evaluated for impairment based on ultimate recovery of par value.  Both cash and stock dividends are reported as income.

Bank Owned Life Insurance

Bank Owned Life Insurance:  CFBank has purchased life insurance policies on certain directors and employees.  Bank owned life insurance is recorded at the amount that can be realized under the insurance contract at the balance sheet date, which is the cash surrender value adjusted for other charges or other amounts due that are probable at settlement.

Loan Commitments And Related Financial Instruments

Loan Commitments and Related Financial Instruments:  Financial instruments include off‑balance-sheet credit instruments, such as commitments to make loans and commercial letters of credit, issued to meet customer financing needs.  The face amount for these items represents the exposure to loss, before considering customer collateral or ability to repay.  Such financial instruments are recorded when they are funded, and fees associated with origination are booked to non-interest income at the origination date.

Derivatives

Derivatives:  Derivative financial instruments are recognized as assets or liabilities at fair value.  The Company's derivatives consist mainly of interest rate swap agreements, which are used as part of its asset liability management program to help manage interest rate risk.  The Company does not use derivatives for trading purposes.  The derivative transactions are considered instruments with no hedging designation, otherwise known as stand-alone derivatives.  Changes in the fair value of the derivatives are reported currently in earnings, as other noninterest income.

Mortgage Banking Derivatives

Mortgage Banking Derivatives:  Commitments to fund mortgage loans to be sold into the secondary market, otherwise known as interest rate locks, are accounted for as free standing derivatives.  Mortgage banking activities include two types of commitments: rate lock commitments and forward loan commitments.  Fair values of these mortgage derivatives are based on anticipated gains on the underlying loans.  Changes in the fair values of these derivatives are included in net gains on sales of loans.

Stock-Based Compensation

Stock-Based Compensation:  Compensation cost is recognized for stock options and restricted stock awards issued to directors and employees, based on the fair value of these awards at the date of grant. A Black-Scholes model is utilized to estimate the fair value of stock options, while the market price of the Company’s common stock at the date of grant is used for restricted stock awards. Compensation cost is recognized over the required service period, generally defined as the vesting period.  For awards with graded vesting, compensation cost is recognized on a straight-line basis over the required service period for each separately vesting portion of the award.  Forfeitures are recognized as incurred.

Income Taxes

Income Taxes:  Income tax expense is the total of the current year income tax due or refundable and the change in deferred tax assets and liabilities.  Deferred tax assets and liabilities are the expected future tax amounts for the temporary differences between carrying amounts and tax basis of assets and liabilities, computed using enacted tax rates.

A tax position is recognized as a benefit only if it is “more likely than not” that the tax position would be sustained in a tax examination, with a tax examination being presumed to occur.  The amount recognized is the largest amount of tax benefit that is greater than 50% likely of being realized on examination.  For tax positions not meeting the “more likely than not” test, no tax benefit is recorded.

The Company recognizes interest related to income tax matters as interest expense and penalties related to income tax matters as other noninterest expense.

Retirement Plans

Retirement Plans:  Pension expense is the amount of annual contributions by the Company to the multi-employer contributory trusteed pension plan. Employee 401(k) and profit sharing plan expense is the amount of matching contributions.  Supplemental retirement plan expense allocates the benefits over years of service.

Earnings Per Common Share

Earnings Per Common Share:  The two-class method is used in the calculation of basic and diluted earnings per share.  Under the two-class method, earnings available to common stockholders for the period are allocated between common stockholders and participating securities (unvested share-based payment awards) according to dividends declared (or accumulated) and participation rights in undistributed earnings.

Comprehensive Income (Loss)

Comprehensive Income (Loss):  Comprehensive income (loss) consists of net income (loss) and other comprehensive income (loss).  Other comprehensive income (loss) includes unrealized gains and losses on securities available for sale, which are also recognized as a separate component of equity.  Reclassifications from accumulated other comprehensive income are conducted on a specific identification method.

Loss Contingencies

Loss Contingencies:  Loss contingencies, including claims and legal actions arising in the ordinary course of business, are recorded as liabilities when the likelihood of loss is probable and an amount or range of loss can be reasonably estimated.  Management does not believe there are any such matters that will have a material effect on the financial statements.  See Note 23 – Contingent Liabilities.

Restrictions On Cash

Restrictions on Cash:  Cash on hand or on deposit with the Federal Reserve Bank (FRB) is required to meet regulatory reserve and clearing requirements. The reserve requirement at December 31, 2020 and December 31, 2019 was $0 and $5,164, respectively.  Cash on deposit with the FHLB includes $3,300 pledged as collateral for FHLB advances.

Equity

Equity:  Treasury stock is carried at cost. Shares sold out of treasury are valued based on the weighted average cost.  The carrying value of preferred stock and common stock warrants is based on allocation of issuance proceeds, net of issuance costs, in proportion to their relative fair values.

Dividend Restrictions

Dividend Restriction:  Banking regulations require us to maintain certain capital levels and may limit the dividends paid by CFBank to the Holding Company or by the Holding Company to stockholders.  The ability of the Holding Company to pay dividends on its common stock is dependent upon the amount of cash and liquidity available at the Holding Company level, as well as the receipt of dividends and other distributions from CFBank to the extent necessary to fund such dividends.  The Holding Company is a legal entity that is separate and distinct from CFBank, which has no obligation to make any dividends or other funds available for the payment of dividends by the Holding Company.  The Holding Company also is subject to various legal and regulatory policies and guidelines impacting the Holding Company’s ability to pay dividends on its stock.  In addition, the Holding Company’s ability to pay dividends on its stock is conditioned upon the payment, on a current basis, of quarterly interest payments on the subordinated debentures underlying the Company’s trust preferred securities.  Finally, under the terms of the Holding Company’s fixed-to-floating rate subordinated debt, the Holding Company’s ability to pay dividends on its stock is conditioned upon the Holding Company continuing to make required principal and interest payments, and not incurring an event of default, with respect to the subordinated debt.

Fair Value Of Financial Instruments

Fair Value of Financial Instruments:  Fair values of financial instruments are estimated using relevant market information and other assumptions, as more fully disclosed in Note 6 – Fair Value.  Fair value estimates involve uncertainties and matters of significant judgment regarding interest rates, credit risk, prepayments, and other factors, especially in the absence of broad markets for particular items.  Changes in assumptions or in market conditions could significantly affect these estimates.

Advertising And Marketing Expense

Advertising and Marketing Expense:  Advertising costs are expensed as incurred and are recorded as advertising and marketing, a component of noninterest expense.  Advertising and marketing expense also includes leads-based marketing for our residential mortgage lending business.

Operating Segments

Operating Segments:  While management monitors and analyzes the revenue streams of the Company’s various products and services, the operations and financial performance is evaluated on a Company‑wide basis.  Operating results are not reviewed by senior management to make resource allocation or performance decisions.  Accordingly, all of the financial service operations are considered by management to be aggregated in one reportable operating segment.

Reclassifications

Reclassifications:  Some items in the prior year financial statements were reclassified to conform to the current presentation.  Reclassifications had no effect on prior period net income or stockholders’ equity.

Future Accounting Matters

Future Accounting Matters:

In June 2016, the FASB issued Accounting Standards Update (“ASU”) No. 2016-13, Financial Instruments - Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments.  Once effective, ASU 2016-13 will significantly change current guidance for recognizing impairment of financial instruments.  Current guidance requires an "incurred loss" methodology for recognizing credit losses that delays recognition until it is probable a loss has been incurred.  ASU 2016-13 replaces the incurred loss impairment methodology with a new methodology that reflects expected credit losses over the lives of the loans and requires consideration of a broader range of information to inform credit loss estimates.  The ASU requires an organization to estimate all expected credit losses for financial assets measured at amortized cost, including loans and held-to-maturity debt securities, based on historical experience, current conditions, and reasonable and supportable forecasts.  Additional disclosures are required.  ASU 2016-13 also amends the accounting for credit losses on available-for-sale debt securities and purchased financial assets with credit deterioration.  Under the new guidance, entities will determine whether all or a portion of the unrealized loss on an available-for-sale debt security is a credit loss.  Any credit loss will be recognized as an allowance for credit losses on available-for-sale debt securities rather than as a direct reduction of the amortized cost basis of the investment, as is currently required.  As a result, entities will recognize improvements to estimated credit losses on available-for-sale debt securities immediately in earnings rather than as interest income over time, as currently required.  ASU 2016-13 eliminates the current accounting model for purchased credit impaired loans and debt securities.  Instead, purchased financial assets with credit deterioration will be recorded gross of estimated credit losses as of the date of acquisition and the estimated credit losses amounts will be added to the allowance for credit losses.  Thereafter, entities will account for additional impairment of such purchased assets using the models listed above.  In October 2019, the FASB voted to extend the implementation of ASU No. 2016-13 for certain financial institutions including smaller reporting companies.  As a result, ASU 2016-13 will be effective for the Company for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2022.  While the Company generally expects that the implementation of ASU 2016-13 has the potential to increase its allowance for loan losses balance, the Company is continuing to evaluate the potential impact on the Company’s financial statements and disclosures.  Management has been running and evaluating various scenarios.  At this time, the estimated impact on the Company’s consolidated financial statements, including disclosures, cannot be reasonably determined.

In March 2020, the FASB issued ASU No. 2020-04, Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting. These amendments provide temporary optional guidance to ease the potential burden in accounting for reference rate reform. The ASU provides optional expedients and exceptions for applying generally accepted accounting principles to contract modifications and hedging relationships, subject to meeting certain criteria, that reference LIBOR or another reference rate expected to be discontinued. It is intended to help stakeholders during the global market-wide reference rate transition period. The guidance is effective for all entities as of March 12, 2020 through December 31, 2022. The Company is implementing a transition plan to identify and modify its loans and other financial instruments with attributes that are either directly or indirectly influenced by LIBOR. The Company is assessing ASU 2020-04 and its impact on the Company's transition away from LIBOR for its loan and other financial instruments.